Janus Henderson European Focus Fund Expense Example - Class A C S I N T Shares [Member] - Janus Henderson European Focus Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 700
Expense Example, with Redemption, 3 Years	991
Expense Example, with Redemption, 5 Years	1,304
Expense Example, with Redemption, 10 Years	2,189
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	692
Expense Example, with Redemption, 5 Years	1,201
Expense Example, with Redemption, 10 Years	2,388
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	584
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	2,323
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,442
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	1,328
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	730
Expense Example, with Redemption, 10 Years	$ 1,622